Unaudited Consolidated Statement of Changes in Total Equity - USD ($) shares in Thousands, $ in Thousands	Total	General Partner	Common Units Limited Partners	Preferred Units Limited Partners	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest	Preferred units Series A ($0.5625 per unit)	Preferred units Series A ($0.5625 per unit) Preferred Units Limited Partners	Preferred units Series B ($0.5313 per unit)	Preferred units Series B ($0.5313 per unit) Preferred Units Limited Partners
Beginning balance, units at Dec. 31, 2018			79,361	11,800
Beginning balance at Dec. 31, 2018	$ 1,882,597	$ 49,271	$ 1,496,107	$ 285,159	$ 2,717	$ 49,343
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	24,125	304	14,888	$ 6,425		2,508
Other comprehensive loss	(22,240)				(21,390)	(850)
Common units	(11,221)	(224)	$ (10,997)
Preferred units							$ (2,812)	$ (2,812)	$ (3,613)	$ (3,613)
Dividends paid to non-controlling interest	(20)					(20)
Equity-based compensation, units			81
Equity-based compensation	827	17	$ 810
Repurchase of common units (note 13), units			(815)
Repurchase of common units (note 13)	(9,497)	(190)	$ (9,307)
Ending balance, units at Mar. 31, 2019			78,627	11,800
Ending balance at Mar. 31, 2019	1,855,129	49,215	$ 1,493,278	$ 285,159	(23,504)	50,981
Beginning balance, units at Dec. 31, 2018			79,361	11,800
Beginning balance at Dec. 31, 2018	1,882,597	49,271	$ 1,496,107	$ 285,159	2,717	49,343
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	43,177
Other comprehensive loss	(53,343)
Preferred units				$ (12,900)
Ending balance, units at Jun. 30, 2019			78,441	11,800
Ending balance at Jun. 30, 2019	1,818,687	49,056	$ 1,485,516	$ 285,159	(53,232)	52,188
Beginning balance, units at Mar. 31, 2019			78,627	11,800
Beginning balance at Mar. 31, 2019	1,855,129	49,215	$ 1,493,278	$ 285,159	(23,504)	50,981
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	19,052	200	9,810	6,425		2,617
Other comprehensive loss	(31,103)				(29,728)	(1,375)
Common units	(15,244)	(305)	$ (14,939)
Preferred units				$ (6,400)			(2,812)	(2,812)	(3,613)	(3,613)
Dividends paid to non-controlling interest	(35)					35
Equity-based compensation, units			1
Equity-based compensation	(128)	(3)	$ (125)
Repurchase of common units (note 13), units			(187)
Repurchase of common units (note 13)	(2,559)	(51)	$ (2,508)
Ending balance, units at Jun. 30, 2019			78,441	11,800
Ending balance at Jun. 30, 2019	1,818,687	49,056	$ 1,485,516	$ 285,159	(53,232)	52,188
Beginning balance, units at Dec. 31, 2019			77,510	11,800
Beginning balance at Dec. 31, 2019	1,876,975	50,241	$ 1,543,598	$ 285,159	(57,312)	55,289
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	(30,828)	(789)	(38,630)	$ 6,425		2,166
Other comprehensive loss	(53,897)				(51,145)	(2,752)
Common units	(15,013)	(300)	$ (14,713)
Preferred units							(2,812)	(2,812)	(3,613)	(3,613)
Equity-based compensation, units			35
Equity-based compensation	212	4	$ 208
Other (note 10d)	(462)	(12)	$ (629)			(179)
Repurchase of common units (note 13), units			(1,373)
Repurchase of common units (note 13)	(15,635)	(313)	$ (15,322)
Ending balance, units at Mar. 31, 2020			76,172	11,800
Ending balance at Mar. 31, 2020	1,702,551	47,839	$ 1,425,960	$ 285,159	(108,457)	52,050
Beginning balance, units at Dec. 31, 2019			77,510	11,800
Beginning balance at Dec. 31, 2019	1,876,975	50,241	$ 1,543,598	$ 285,159	(57,312)	55,289
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	18,455
Other comprehensive loss	(62,069)
Preferred units				$ (12,900)
Ending balance, units at Jun. 30, 2020			86,928	11,800
Ending balance at Jun. 30, 2020	1,718,487	45,868	$ 1,447,690	$ 285,159	(116,313)	56,083
Beginning balance, units at Mar. 31, 2020			76,172	11,800
Beginning balance at Mar. 31, 2020	1,702,551	47,839	$ 1,425,960	$ 285,159	(108,457)	52,050
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	49,283	713	37,796	6,425		4,349
Other comprehensive loss	(8,172)				(7,856)	(316)
Common units	(19,432)	(389)	$ (19,043)
Preferred units				$ (6,400)			$ (2,812)	$ (2,812)	$ (3,613)	$ (3,613)
Equity-based compensation, units			6
Equity-based compensation	$ 682	13	$ 669
Issuance of common units (notes 10e and 13), units	10,750
Issuance of common units (notes 10e and 13)		(2,308)	$ 2,308
Ending balance, units at Jun. 30, 2020			86,928	11,800
Ending balance at Jun. 30, 2020	$ 1,718,487	$ 45,868	$ 1,447,690	$ 285,159	$ (116,313)	$ 56,083